Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Financial income and expenses
Schedule of financial income and expenses

Years ended December 31,	2022	2021
Interest expense – including Leasing IFRS 16 (note 11)	(329)	(327)
Bank expenses	(82)	—
Accretion and interest on notes payable (note 10)	(15)	(55)
Foreign exchange gain (loss)	6,879	(1,646)
Financial income	463	—
Financial income and expenses	$6,916	$(2,028)